Research and Development expenses	12 Months Ended
Dec. 31, 2022
Research and Development expenses
Research and Development expenses

22.Research and Development expenses

Research and development expenses consist primarily of product development, engineering to develop and support our products, testing, consulting services and other costs associated with the next generation of the Genio® system. These expenses primarily include employee compensation, consulting and contractor’s fees and outsourced development expenses.

	For the year ended December 31
(in EUR 000)	2022	2021	2020
Staff costs	11,074	7,985	4,740
Consulting and contractors' fees	2,623	1,962	1,039
Q&A regulatory	263	511	542
Depreciation and amortization expense	1,014	952	20
Travel	862	455	80
Manufacturing and outsourced development	4,986	5,447	4,145
Clinical studies	8,568	3,923	1,731
Other expenses	1,618	1,018	420
Legal fees	440	1,054	320
Capitalized costs	(15,587)	(10,963)	(10,701)
Total research and development expenses	15,861	12,344	2,336

Before capitalization of €15.6 million for the year ended December 31, 2022 and €11.0 million for the year ended December 31, 2021, research and development expenses increased by €8.1 million or 34.9 % from €23.3 million for the year ended December 31, 2021, to €31.4 million for the year ended December 31, 2022, due to the combined effect of higher clinical and R&D activities and manufacturing expenses. This increase is mainly in staff and consulting costs to support those activities. This was offset by a decrease in patent fees and related expenses due to the payment for in-licensing agreement with Vanderbilt University during 2021.

Before capitalization of €11.0 million for the year ended December 31, 2021, Research and development expenses increased by 78.8 % from €13.0 million for the year ended December 31, 2020 to €23.3 million for the year ended December 31, 2021 mainly due to the further development of the Genio® system. The significant increase was mainly in staff and consulting costs and outsourced developments to support the clinical and R&D activities. The Company started as of January 2021 to amortize its intangible assets leading to an increase in depreciation expenses for the year ended December 31, 2021.